Leases	6 Months Ended
Jun. 30, 2022
Leases
Leases

Note 10 – Leases

Effective January 1, 2019, the Company adopted ASC 842, the new lease accounting standard using a modified retrospective transition method which allowed the Company not to recast comparative periods presented in its consolidated financial statements. In addition, the Company elected the package of practical expedients, which allowed the Company to not reassess whether any existing contracts contain a lease, to not reassess historical lease classification as operating or finance leases, and to not reassess initial direct costs. The Company has not elected the practical expedient to use hindsight to determine the lease term for its leases at transition. The Company combines the lease and non-lease components in determining the ROU assets and related lease obligation. Adoption of this standard resulted in the recording of operating lease ROU assets and corresponding operating lease liabilities as disclosed below and had no impact on retained earnings as of June 30, 2022. ROU assets and related lease obligations are recognized at commencement date based on the present value of remaining lease payments over the lease term.

Note 10 – Leases (continued)

Supplemental balance sheet information related to operating leases was as follows:

	June 30,	December 31,
	2022	2021
Right-of-use assets, net	$1,700,923	$313,172

Operating lease liabilities - current	463,433	115,330
Operating lease liabilities - non-current	1,390,100	223,291
Total operating lease liabilities	$1,853,533	$338,621

The weighted average remaining lease terms and discount rates for all of operating leases were as follows as of June 30, 2022:

Remaining lease term and discount rate:
Weighted average remaining lease term (years)	8.55
Weighted average discount rate	4.50%

The following is a schedule of maturities of lease liabilities as of June 30, 2022:

Twelve months ending June 30,
2023	$532,481
2024	300,642
2025	234,029
2026	184,950
2027	184,950
Thereafter	739,803
Total future minimum lease payments	2,176,855
Less: imputed interest	323,322
Total	$1,853,533